Derivatives and Fair Value Disclosures - Schedule of the Company's interest rate swap arrangements (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivatives, Fair Value [Line Items]
Fair Value Asset/(Liability)	$ 7,102,855	$ (3,151,880)
Derivative, notional amount	$ 100,683,377	89,472,475
Swap 1
Derivatives, Fair Value [Line Items]
Effective Date	Aug. 16, 2017
Termination Date	May 16, 2025
Fixed Rate (Company Pays)	2.12%
Floating Rate(Company Receives)	3-month U.S. dollar LIBOR
Fair Value Asset/(Liability)	$ 536,901	(358,988)
Derivative, notional amount	$ 10,664,750	11,680,250
Swap 2
Derivatives, Fair Value [Line Items]
Effective Date	Apr. 10, 2018
Termination Date	Dec. 11, 2025
Fixed Rate (Company Pays)	2.74%
Floating Rate(Company Receives)	3-month U.S. dollar LIBOR
Fair Value Asset/(Liability)	$ 955,139	(1,398,025)
Derivative, notional amount	$ 23,308,000	25,380,000
Swap 3
Derivatives, Fair Value [Line Items]
Effective Date	Feb. 16, 2019
Termination Date	Feb. 16, 2024
Fixed Rate (Company Pays)	2.89%
Floating Rate(Company Receives)	3-month U.S. dollar LIBOR
Fair Value Asset/(Liability)	$ 256,813	(486,439)
Derivative, notional amount	$ 10,664,750	11,680,250
Swap 4
Derivatives, Fair Value [Line Items]
Effective Date	Jan. 21, 2021
Termination Date	Jan. 21, 2028
Fixed Rate (Company Pays)	0.73%
Floating Rate(Company Receives)	3-month U.S. dollar LIBOR
Fair Value Asset/(Liability)	$ 1,398,984	(293,862)
Derivative, notional amount	$ 11,866,750	13,210,750
Swap 5
Derivatives, Fair Value [Line Items]
Effective Date	Jan. 21, 2021
Termination Date	Jan. 21, 2028
Fixed Rate (Company Pays)	0.73%
Floating Rate(Company Receives)	3-month U.S. dollar LIBOR
Fair Value Asset/(Liability)	$ 1,393,330	(292,709)
Derivative, notional amount	$ 11,829,250	13,173,250
Swap 6
Derivatives, Fair Value [Line Items]
Effective Date	Jan. 21, 2021
Termination Date	Jan. 21, 2028
Fixed Rate (Company Pays)	0.74%
Floating Rate(Company Receives)	3-month U.S. dollar LIBOR
Fair Value Asset/(Liability)	$ 864,286	(321,857)
Derivative, notional amount	$ 7,197,547	14,347,975
Swap 7
Derivatives, Fair Value [Line Items]
Effective Date	Feb. 05, 2022
Termination Date	Jun. 30, 2026
Fixed Rate (Company Pays)	1.49%
Floating Rate(Company Receives)	3-month U.S. dollar LIBOR
Fair Value Asset/(Liability)	$ 1,697,402	0
Derivative, notional amount	$ 25,152,330	$ 0